LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 2) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease		$ 31,668,422	$ 30,815,282
Minimum lease payments of other arrangements that do not include payments for non-lease elements		23,198,204	22,248,951
Unearned finance income on finance lease	[1]	(8,470,218)	(8,566,331)
Minimum finance lease payments receivable, at present value		23,198,204	22,248,951
Minimum lease payments receivable under non-cancellable operating lease		(985,844)	(447,361)
Net investment in finance lease		22,212,360	21,801,590
Present value of paymnent recievables		23,198,204	22,248,951
Minimum noncollectable payments impairmentat present value		(985,844)	(447,361)
Minimum finance lease payments payable, at present value		0	0
Total present value of minimum payments		22,212,360	21,801,590
Within 1 year [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease		735,187	759,852
Minimum lease payments of other arrangements that do not include payments for non-lease elements		526,581	526,604
Over 1 year, but less than 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease		8,194,658	7,842,992
Minimum lease payments of other arrangements that do not include payments for non-lease elements		6,677,063	6,188,894
Over 5 years [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Gross investment in finance lease		22,738,577	22,212,438
Minimum lease payments of other arrangements that do not include payments for non-lease elements		$ 15,994,560	$ 15,533,453

[1]	Future financial income: Total Gross Investment - Total Present Value of minimum payments